Administrative, operative, and project expenses (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Administrative, operation and project expenses:
Administrative expenses		$ 5,025,797	$ 4,335,695	$ 3,342,069
Exploration costs	[1]	2,088,922	1,512,385	960,247
Operations and project expenses		5,702,162	4,743,628	3,153,557
Administration expenses.
Administrative, operation and project expenses:
General expenses		2,378,606	2,040,773	1,638,129
Labor expenses		2,029,110	1,663,464	1,264,319
Depreciation and amortization		535,389	573,514	386,732
Taxes		82,692	57,944	52,889
Operations and project expenses
Administrative, operation and project expenses:
Labor expenses		393,595	363,838	312,791
Depreciation and amortization		71,916	145,106	174,311
Taxes		838,977	781,181	515,848
Commissions, fees, freights and services		1,682,602	1,326,184	686,156
Exploration costs	[2]	2,088,922	1,512,268	959,562
Fee for regulatory entities		288,212	192,094	139,158
Maintenance		107,832	162,383	156,412
Others		$ 230,106	$ 260,574	$ 209,319

[1]	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
[2]	It mainly includes the disposals and dry wells of the Cupiagua XD45, Cusiana Subthrust, Cusiana Profundo, Turupe, La Luna, Kale and Kinacú wells in Ecopetrol S.A.